Share Capital - Summary of issued and outstanding shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Redeemable Units [Member]
Disclosure of classes of share capital [line items]
Beginning balance	142,172	143,844
Ending balance	126,338	142,172
Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance	73,600	26,711
Ending balance	194,086	73,600
Super Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance	500	500
Ending balance	500	500
Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance	57,937	82,803
Ending balance	29,311	57,937
Special Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Ending balance	1
Shares To Be Issued Or Canceled [Member]
Disclosure of classes of share capital [line items]
Beginning balance		3,020
Ending balance	145
Stock Option Exercise [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		575
Stock Option Exercise [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		342
Warrant Exercise [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		170
Issuance Of MedMar Shares [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		3,020
Issuance Of MedMar Shares [Member] | Shares To Be Issued Or Canceled [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		(3,020)
Issuance Of Valley Ag Shares [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		8,660
PVS Converted To SVS And Adjustments [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		37,122
PVS Converted To SVS And Adjustments [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		(36,888)
Cresco LLC Redemption [Member] | Redeemable Units [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	(15,834)	(1,672)
Cresco LLC Redemption [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	15,681	1,672
Share Issuance From Equity Raise [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		7,350
Options And Warrants Exercise [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	1,688
Options And Warrants Exercise [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	12
Options And Warrants Exercise [Member] | Shares To Be Issued Or Canceled [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	23
RSU Issued [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	2,034
RSU Issued [Member] | Shares To Be Issued Or Canceled [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	28
Issuance Of Shares Related To Acquisitions [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	70,084
Issuance Of Shares Related To Acquisitions [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	233
Issuance Of Shares Related To Acquisitions [Member] | Shares To Be Issued Or Canceled [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	(155)
Issuance Of Shares Related To Distribution Agreements [Member] | Shares To Be Issued Or Canceled [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	249
PVS Converted To SVS [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	28,871
PVS Converted To SVS [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	(28,871)
Issuances Related To Employee Taxes On Certain Share Based Payment Arrangements [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	1,336
Share Issuances [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	792
Share Issuances [Member] | Special Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	1